PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

           Property, plant and equipment, net consist of the following:

	At December 31, 2013	At December 31, 2014
	$	$
Buildings	179,807,928	182,888,575
Solar power systems	—	75,344,514
Leasehold improvements	5,790,852	6,848,620
Machinery	456,349,087	459,271,771
Furniture, fixtures and equipment	36,549,260	36,526,271
Motor vehicles	2,954,325	3,365,166

	681,451,452	764,244,917
Accumulated depreciation	(283,885,686)	(349,315,817)
Impairment	(3,675,254)	(1,604,737)

	393,890,512	413,324,363
Construction in process	13,714,467	56,024,846

Property, plant and equipment, net	407,604,979	469,349,209

           Depreciation expense of property, plant and equipment was $80,644,322, $79,726,604 and $81,068,252 for the years ended December 31, 2012, 2013 and 2014, respectively. Construction in process primarily represents production facilities under construction and the machinery under installation.